Derivatives and Fair Value of Financial Instruments - Fair Value of Investments and Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale	$ 81	$ 167
Short-term investments, trading debt securities	1,188	330
Long-term debt	522
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale	81	167
Short-term investments, trading debt securities	1,173	$ 324
Long-term debt	$ 522